CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 146,203	$ 16,709	$ 33,192	$ 27,756
Accounts receivable	706	1,280		236
Prepaid expenses and other current assets	4,916	2,260		2,904
Total current assets	151,825	20,249		30,896
Restricted cash	1,450	1,450	1,450	1,450
Property and equipment, net	18,796	6,723		7,746
Operating lease right-of-use assets	5,742	7,115	7,115	5,920
Other assets	26	24		281
Total assets	177,839	35,561		46,293
Current liabilities:
Accounts payable	3,284	1,372		1,821
Accrued expenses and other current liabilities	7,371	11,416		6,274
Operating lease liabilities, current	1,849	1,638	$ 1,638	1,592
Debt, current portion	22,148	16,792		5,193
Total current liabilities	34,652	31,218		14,880
Debt, net of current portion	1,083	17,574		31,009
Second lien loans	10,423	0
Simple agreements for future equity	0	59,301		10,000
Operating lease liabilities, noncurrent	4,143	5,723		4,539
Common stock warrants	123,328	0
Redeemable convertible preferred stock warrant liabilities	0	1,619		2,045
Other liabilities	528	313		270
Total liabilities	174,157	115,748		62,743
Redeemable convertible preferred stock	170,648	170,648		170,648
Class A ordinary shares, $0.0001 par value; 49,359,712 and 50,000,000 shares subject to possible redemption at $11.31 and $11.01 per share at June 30, 2025 and December 31, 2024, respectively	223,185	0
Shareholders' deficit
Ordinary shares	17	6		0
Additional paid-in capital	560,470	17,303		11,587
Accumulated deficit	(779,990)	(268,144)		(198,685)
Total stockholders' deficit	(219,503)	(250,835)		(187,098)
Total liabilities and shareholders' deficit	177,839	35,561		$ 46,293
Previously Reported [Member]
Shareholders' deficit
Additional paid-in capital		17,309
Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	$ 0	$ 170,648